Letter of credit	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Letter of credit
12. Letter of credit
On April 19, 2018, the Corporation entered into a secured letter of credit agreement (“the Letter”) for up to an aggregate amount of $2.5 million with a commercial lender that renews on an annual basis. The Letter bears an interest rate of 0.75%. There was an unused balance of $2.5 million at both March 31, 2021 and December 31, 2020.

16. Letter of credit
On April 19, 2018, the Corporation entered into a secured letter of credit agreement (“the Letter”) for an amount up to an aggregate of $2.5 million with a commercial lender that renews on an annual basis. The Letter bears an interest rate of 0.75%. There was an unused balance of $2.5 million and $2.5 million as of December 31, 2020 and 2019, respectively.